INCOME TAXES (Details) - Schedule of tax holiday and preferential tax rate (Parentheticals) - ¥ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Tax Holiday And Preferential Tax Rate Abstract
Diluted	¥ (13.78)	¥ (0.6)	¥ (10.4)